Debt	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Debt

12. Debt

In connection with the acquisition of the Portfolio Companies, the Company assumed certain indebtedness of the acquired businesses. Such indebtedness was considered in determining the estimated fair value of identifiable net assets acquired and forms part of the Company’s consolidated debt balances as of June 30, 2026.

CCCI indebtedness

The Company has the following notes payable under equipment financing arrangements associated with CCCI (in thousands):

	Successor - AIAI June 30, 2026	Predecessor - CCCI December 31, 2025

Note payable due in monthly installments of $13,195, at 0.00% stated interest, 8.75% imputed interest, maturing October 2028, secured by certain equipment	$345	$396

Note payable due in monthly installments of $8,676, at 0.00% stated interest, 8.75% imputed interest, maturing October 2027, secured by certain equipment	134	176

Note payable due in monthly installments of $14,043, at 6.89% stated interest, 8.50% imputed interest, maturing January 2028, secured by certain equipment	254	321

Note payable due in monthly installments of $18,176, at 5.99% stated interest, 8.50% imputed interest, maturing February 2028, secured by certain equipment	345	430

Note payable due in monthly installments of $9,567, at 5.99% stated interest, 8.50% imputed interest, maturing April 2028, secured by certain equipment	199	242

Note payable due in monthly installments of $8,865, at 3.99% stated interest, 8.50% imputed interest, maturing May 2028, secured by certain equipment	192	231

Note payable due in monthly installments of $2,923, at 0.00% stated interest, 8.50% imputed interest, maturing June 2029, secured by certain equipment	96	106

Note payable due in monthly installments of $1,594, at 0.00% stated interest, 8.50% imputed interest, maturing July 2029, secured by certain equipment	54	59

Note payable due in monthly installments of $73,514, at 5.20% stated interest, 8.50% imputed interest, maturing September 2028, secured by certain equipment	1,853	2,156

Note payable due in monthly installments of $4,422, at 0.00% stated interest, 8.00% imputed interest, maturing October 2029, secured by certain equipment	160	173

Note payable due in monthly installments of $7,899, at 0.00% stated interest, 8.00% imputed interest, maturing November 2029, secured by certain equipment	292	315

Note payable due in monthly installments of $1,438, at 0.00% stated interest, 8.00% imputed interest, maturing December 2030, secured by certain equipment	68	70

Note payable due in monthly installments of $19,987 at 0.00% stated interest, 8.00% imputed interest, maturing November 2027, secured by certain equipment	327	425

Note payable due in monthly installments of $1,473, at 0.00% stated interest, 7.75% imputed interest, maturing April 2031, secured by certain equipment	74	—

Note payable due in monthly installments of $17,084, at 5.20% stated interest, 7.75% imputed interest, maturing May 2029, secured by certain equipment	551	—
	$4,944	$5,100
Less: Current portion	(2,215)	(1,849)
	$2,729	$3,251

The Company maintains a revolving credit note agreement (the “CCCI Revolving Credit Note”) which is secured by CCCI’s property and equipment. The note bears interest at the prime rate (the prime rate being the higher of the prime rate published in the Wall Street Journal or announced by the principal office of Citibank, N.A., J.P. Morgan Chase, or Bank of America) plus one percent and matures on December 19, 2028. As of June 30, 2026 (Successor), the facility had a maximum borrowing availability of $16.6 million, of which $13.8 million was outstanding. As of December 31, 2025 (Predecessor), the facility had a maximum borrowing availability of $16.6 million, of which $11.1 million was outstanding. Approximately $5.5 million is required to be repaid on or before June 30, 2027 and was classified as current on the unaudited condensed consolidated balance sheet as of June 30, 2026 (Successor).

The Company also maintains a revolving line of credit secured by the CCCI’s property and equipment (the “CCCI Revolving Line of Credit”). The line originated on November 12, 2018 and matures on December 26, 2027 and bears interest at the Wall Street Journal’s prime rate plus 0.50%. Payment of principal is due upon maturity with interest payments on the outstanding balance due monthly. The maximum availability for the line of credit was $0 as of both June 30, 2026 (Successor) and December 31, 2025 (Predecessor). Outstanding borrowings under the line of credit was $8.0 million as of June 30, 2026 (Successor) and December 31, 2025 (Predecessor), respectively.

The aggregate effective interest rate on the CCCI Revolving Credit Note and the CCCI Revolving Line of Credit was approximately 7.75% and 8.11% for the six months ended June 30, 2026, and June 30, 2025, respectively.

In addition to the credit facilities described above, the Company maintains various borrowing arrangements through certain Portfolio Companies, including notes payable, lines of credit and revolving credit facilities, as further described below.

Vanguard indebtedness

The Company has a borrowing facility secured by substantially all outstanding accounts receivable of Vanguard, for which the outstanding balance was $0.8 million as of June 30, 2026. There is no specified maturity date and the facility is repayable upon collection of all receivables pledged under the arrangement. There is no stated interest rate; borrowing costs consist of a stepped percentage of the original amount borrowed, with principal and interest due equal to 1.20x amounts borrowed if repaid within 90 days of the applicable closing date, 1.25x through day 119, 1.50x through day 364, and 2.00x through day 547, plus 20% of collections above 2.00x. The carrying value of total accounts receivable pledged under this facility totaled approximately $6.6 million as of June 30, 2026. There was no outstanding borrowing under this facility at December 31, 2025 (Predecessor).

As of June 30, 2026, the Company also held an acquired debt obligation of Vanguard related to a promissory note. As of June 30, 2026, the total accrued obligation was $0.5 million, consisting of note principal and accrued interest. There is no specified interest rate, and the Company is currently resolving the obligation through a negotiated settlement equal to the current carrying value. There was no outstanding borrowing under this facility at December 31, 2025 (Predecessor).

The Company also maintained several other short-term financing arrangements acquired from Vanguard. As of June 30, 2026, the aggregate outstanding balance of these arrangements was approximately $0.1 million. The respective interest rates for these short-term financing arranges vary from no stated rate to 3.75%. In addition, as of June 30, 2026, Vanguard had a short-term line of credit with a borrowing capacity of $0.05 million that bears interest at an annual rate of 63.15%, of which $0.04 million was outstanding. There were no outstanding borrowing under these facilities at December 31, 2025 (Predecessor).

MediGuide indebtedness

MediGuide maintains a revolving line of credit with a maximum borrowing capacity of approximately $1.6 million, and aggregate outstanding borrowings under these arrangements were $1.5 million of June 30, 2026 (Successor). Borrowings under this facility bear interest at 6.0% per annum. Payment of principal revolving line of credit was due upon maturity on October 10, 2026, with interest payments on the outstanding balance due monthly. The facility is secured by a certificate of deposit pledged as collateral. There was no outstanding borrowing under this facility at December 31, 2025 (Predecessor).

AIAI Consolidated

As of June 30, 2026 (Successor), and December 31, 2025 (Predecessor), there were no debt covenant violations.

Future maturities of debt, inclusive of the Vanguard Founder Loan and Founder Loan discussed within Note 5, Related Party Transactions, for the years following June 30, 2026 are as follows (in thousands):

Period	Amount
2026 (remaining 6 months)	$9,776
2027	22,641
2028	6,201
2029	89
2030	23
Thereafter	—
$38,730

A reconciliation of the debt facilities discussed above to amounts presented on the unaudited condensed consolidated balance sheet as of June 30, 2026 (Successor) is as follows (in thousands):

	Short-term debt - third parties	Current portion of long-term debt	Long-term debt, net of current portion	Short-term debt - related parties	Long-term debt - related parties	Total
CCCI equipment financing arrangements	$—	$2,215	$2,729	$—	$—	$4,944
CCCI Revolving Credit Note	—	5,541	8,300	—	—	13,841
CCCI Revolving Line of Credit	—	—	7,917	—	—	7,917
MediGuide indebtedness - third parties	1,548	—	—	—	—	1,548
Vanguard indebtedness - third parties	1,497	—	—	—	—	1,497
Vanguard Founder Loan	—	—	—	1,853	—	1,853
Founder Loan	—	—	—	—	7,130	7,130
Total debt	$3,045	$7,756	$18,946	$1,853	$7,130	$38,730